Supplemental Financial Statement Information (Schedule Of Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 847	$ 590	$ 372	$ 126
Accounts receivable from related companies	35	63
Other current assets	301	312
Total current assets	6,153	6,536
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3,659	4,014	4,737
INTANGIBLE ASSETS, net	5,582	2,264
GOODWILL	7,865	5,894	6,434
OTHER NON-CURRENT ASSETS, net	908	922
Total assets	64,469	50,330	48,904
Accounts payable	3,349	3,834
Accounts payable to related companies	19	14
Interest payable	440	357
Price risk management liabilities	21	53
Accrued and other current liabilities	2,201	1,678
Current maturities of long-term debt	1,008	637
Total current liabilities	6,782	6,500
LONG-TERM DEBT, less current maturities	29,653	22,562
OTHER NON-CURRENT LIABILITIES	$ 1,193	$ 1,019
COMMITMENTS AND CONTINGENCIES
General Partner	$ (1)	$ (3)
Limited Partners – Common Unitholders (1,077,533,798 and 1,119,846,600 units authorized, issued and outstanding at December 31, 2014 and 2013, respectively)	648	1,066
Class D Units (3,080,000 units authorized, issued and outstanding)	22	6
Accumulated other comprehensive income (loss)	(5)	9
Total partners’ capital	664	1,078
Total liabilities and equity	64,469	50,330
Parent Company [Member]
Cash and cash equivalents	2	8	$ 9	$ 18
Accounts receivable from related companies	14	5
Other current assets	1	0
Total current assets	17	13
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	5,390	3,841
INTANGIBLE ASSETS, net	10	14
GOODWILL	9	9
OTHER NON-CURRENT ASSETS, net	46	41
Total assets	5,472	3,918
Accounts payable to related companies	11	11
Interest payable	58	24
Accrued and other current liabilities	3	3
Total current liabilities	72	38
LONG-TERM DEBT, less current maturities	4,680	2,801
NOTE PAYABLE TO AFFILIATE	54	0
OTHER NON-CURRENT LIABILITIES	$ 2	$ 1
COMMITMENTS AND CONTINGENCIES
General Partner	$ (1)	$ (3)
Limited Partners – Common Unitholders (1,077,533,798 and 1,119,846,600 units authorized, issued and outstanding at December 31, 2014 and 2013, respectively)	648	1,066
Class D Units (3,080,000 units authorized, issued and outstanding)	22	6
Accumulated other comprehensive income (loss)	(5)	9
Total partners’ capital	664	1,078
Total liabilities and equity	$ 5,472	$ 3,918